NOTE 12 - GOING CONCERN	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
NOTE 12 - GOING CONCERN

The Company’s consolidated financial statements are prepared in accordance with US GAAP, which assumes an entity is a going concern and contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company has incurred significant recurring losses from its inception through December 31, 2017, which have resulted in an accumulated deficit of $40,085,981 as of December 31, 2017. The Company has minimal cash, has a working capital deficit of $4,667,093, and a total stockholders’ deficit of $4,546,654 as of December 31, 2017. The Company has relied almost exclusively on debt and equity financing to sustain its operations. Accordingly, there is substantial doubt about its ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional capital and ultimately, upon the Company attaining profitable operations. The Company will require substantial additional funds to create a commercial organization to continue to develop its products, obtain FDA approval, product manufacturing, and to fund additional losses, until revenues are sufficient to cover the Company’s operating expenses. If the Company is unsuccessful in obtaining the necessary additional funding, it will most likely be forced to substantially reduce or cease operations.

The Company believes that it will need approximately $1,500,000 during the next 12 months for continued commercial operations, research and development, as well as for general corporate purposes.

During 2017, the Company raised a total of $675,000 through the sale of 11,833,334 shares of common stock at an average price of $0.06 per share.

On January 31, 2018, the Company raised net proceeds of $250,000 from the sale of identical unsecured convertible promissory notes and secured an equity credit line for up to $10,000,000 shares of common stock pursuant to certain terms of the agreement being met and sufficient shares outstanding available for sale (see Note 13).

The ability of the Company to continue as a going concern is dependent on successfully accomplishing the plan described in the preceding paragraphs and eventually attaining profitable operations. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.